Senior Convertible Debentures (Tables)	6 Months Ended
Mar. 31, 2014
Schedule Of Convertible Debt [Table Text Block]
	March 31,	September 30,
	2014	2013

Senior Convertible Debentures, non-interest bearing, unsecured, due March 18, 2044	10,000,000	-

Less: Debt Discount	(9,998,989)	-
	1,011	-
Less: current portion	(1,011)	-
	$-	$-

Company Issuance of Share Purchase Warrants [Table Text Block]
		Non-
	Purchasers	purchasers	Total
Series A Warrants	33,333,333	500,000	33,833,333
Series B Warrants	33,333,333	500,000	33,833,333
	66,666,666	1,000,000	67,666,666

Fair Value of the Purchaser and Non-Purchaser Warrants at Issuance [Table Text Block]
Risk-free interest rate	1.56%

Expected life (years)	5.00

Expected volatility	97.16%

Dividend yields	0.00%